                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        September 30, 2002
                                               ---------------------------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------

      This Amendment (Check only one.):  [ ]     is a restatement.
                                         [ ]     adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Shadwell Capital, LC
            ------------------------------
Address:    321 East Main Street
            ------------------------------
            Charlottesville, VA  22902
            ------------------------------


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (434) 951-7595

Signature, Place, and Date of Signing:

                 /s/ Dan Oakey                          Charlottesville, VA        November 14, 2002
------------------------------------------------        -------------------        -----------------
                   [Signature]                             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                                0
                                                      ------------------

Form 13F Information Table Entry Total:                          27
                                                      ------------------

Form 13F Information Table Value Total:                     $93,776
                                                      ------------------
                                                          (thousands)

List of Other Included Managers:

None


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                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
NAME OF           TITLE                       VALUE       SHRS OR     SH/    PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER           OF CLASS          CUSIP     (X1000)     PRN AMOUNT   PRN    CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED
MANAGERS
GROUP           COMMON          8252108      2,052       46,000       SH            SOLE                   46,000

ALLIANCE
CAPITAL         COMMON          01855A101      471       17,000       SH            SOLE                   17,000

AMER INTL
GROUP INC       COMMON          26874107     5,908      108,000       SH            SOLE                  108,000

CITY
NATIONAL
CORP            COMMON          178566105     3,601      77,000       SH            SOLE                   77,000

COMMERCE
BANCSHARES
INC             COMMON          200525103    2,149       55,000       SH            SOLE                   55,000

FLEET
BOSTON
FINANCIAL CP    COMMON          339030108    6,180      304,000       SH            SOLE                  304,000

FRANKLIN
RESOURCES
INC             COMMON          354613101    3,421      110,000       SH            SOLE                  110,000

FULTON
FINANCIAL
CORPORAT        COMMON          360271100    2,181      116,000       SH            SOLE                  116,000

HARTFORD
FINANCIAL
SERVIC          COMMON          416515104      533       13,000       SH            SOLE                   13,000

J P MORGAN
CHASE & CO.     COMMON          46625H100      456       24,000       SH            SOLE                   24,000

LINCOLN
NATIONAL
CORP-IND        COMMON          534187109      458       15,000       SH            SOLE                   15,000

MARSHALL &
ILSLEY CORP     COMMON          571834100    2,270       81,400       SH            SOLE                   81,400

MELLON
FINANCIAL
CORP            COMMON          58551A108    6,249      241,000       SH            SOLE                  241,000

MERCANTILE
BANKSHARES
COR             COMMON          587405101    5,191      136,000       SH            SOLE                  136,000

METLIFE INC     COMMON          59156R108    6,282      276,000       SH            SOLE                  276,000

OHIO
CASUALTY
CORP            COMMON          677240103    2,996      184,000       SH            SOLE                  184,000

PRICE T
ROWE
GROUP
INC             COMMON          74144T108      509       20,400       SH            SOLE                   20,400

PRUDENTIAL
FINANCIAL INC   COMMON          744320102    6,255      219,000       SH            SOLE                  219,000

SKY
FINANCIAL
GROUP INC       COMMON          83080P103    1,969       98,900       SH            SOLE                   98,900

STILWELL
FINANCIAL       COMMON          860831106    3,814      316,000       SH            SOLE                  316,000

SYNOVUS
FINANCIAL
CORPORA         COMMON          87161C105    5,557      269,500       SH            SOLE                  269,500

TRAVELERS
PROPERTY
CASUAL          COMMON          89420G109    5,755      436,000       SH            SOLE                  436,000

UMB
FINANCIAL
CORP            COMMON          902788108    2,534       64,900       SH            SOLE                   64,900

US BANCORP
(DELAWARE)      COMMON          902973304    6,336      341,000       SH            SOLE                  341,000

WHITNEY
HLDG CORP       COMMON          966612103      976       30,600       SH            SOLE                   30,600

WILMINGTON
TRUST CORP.     COMMON          971807102    4,101      141,800       SH            SOLE                  141,800

ZIONS
BANCORP         COMMON          989701107    5,572      128,000       SH            SOLE                  128,000